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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.    Name and address of issuer:

         E*TRADE FUNDS
         4500 Bohannon Drive
         Menlo Park, California 94025

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      E*TRADE Technology Index Fund

      E*TRADE Russell 2000 Index Fund

      E*TRADE S&P 500 Index Fund

      E*TRADE International Index Fund

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3.    Investment Company Act File Number: 811-09093

      Securities Act File Number: 333-66807

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4(a). Last day of fiscal year for which this Form is filed: 12/31/04

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4(b). [ ] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the fiscal year
             pursuant to section 24(f):                                            $ 164,228,931

      (ii)   Aggregate price of securities redeemed or repurchased during the
             fiscal year:                                                           ($66,537,790)

      (iii)  Aggregate price of securities redeemed or repurchased during any
             PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
             Commission:                                                           $           0

      (iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:       ($66,537,790)

      (v)    Net sales -- if item 5(i) is greater than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:                                           $  97,691,141

      (vi)   Redemption credits available for use in future years -- if Item 5(i)
             is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:         $           0

      (vii)  Multiplier for determining registration fee (See Instruction C.9):  x    0.00011770

      (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
             if no fee is due):                                                    $   11,498.25
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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

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7.    Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year (see Instruction D):                       + $           0

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8.    Total of the amount of the registration fee due plus any interest due
      [Item 5(viii) plus Item 7]:                                                = $   11,498.25

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

      March 15, 2005

      Method of Delivery:

         CIK# 1073005

            [X] Wire Transfer
            [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Elizabeth Gottfried
                                          --------------------------------------
                                          Elizabeth Gottfried
                                          Vice President and Treasurer

Date: March 15, 2005

Please print the name and title of the signing officer below the signature.